Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 29, 2023	Mar. 12, 2023	Mar. 08, 2023	Jun. 04, 2022
Related Party Transactions (Details) [Line Items]
Cost of revenue related parties	$ 43,992	$ 471,849	$ 175,053
Aggregate shares (in Shares)				1,500,000			40,250
2022 Share Incentive Plan [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)					6,700	50,000	13,800